RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 9) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Derivative - Asset
Gross derivative instruments presented on the balance sheet	507		446
Amounts available for offset	(345)	[1]	(258)	[1]
Net amounts	162		188
Derivative - Liability
Gross derivative instruments presented on the balance sheet	(612)		(469)
Amounts available for offset	345	[1]	258	[1]
Net amounts	(267)		(211)
Cash collateral provided by the Company	67		189
Letters of credit provided by the Company	85		45
Cash collateral received by the Company	11		2
Letters of credit received by the Company	32		5
Credit Risk Related Contingent Features
Aggregate fair value of derivative instruments in a net liability position	16		37
Additional collateral required if credit-risk-related contingent features were triggered	16		37
Foreign Exchange
Derivative - Asset
Gross derivative instruments presented on the balance sheet	5		119
Amounts available for offset	(5)	[1]	(37)	[1]
Net amounts	0		82
Derivative - Liability
Gross derivative instruments presented on the balance sheet	(230)		(76)
Amounts available for offset	5	[1]	37	[1]
Net amounts	(225)		(39)
Interest
Derivative - Asset
Gross derivative instruments presented on the balance sheet	14		24
Amounts available for offset	(2)	[1]	(6)	[1]
Net amounts	12		18
Derivative - Liability
Gross derivative instruments presented on the balance sheet	(8)		(14)
Amounts available for offset	2	[1]	6	[1]
Net amounts	(6)		(8)
Power | Commodity contract
Derivative - Asset
Gross derivative instruments presented on the balance sheet	415		215
Amounts available for offset	(277)	[1]	(132)	[1]
Net amounts	138		83
Derivative - Liability
Gross derivative instruments presented on the balance sheet	(302)		(273)
Amounts available for offset	277	[1]	132	[1]
Net amounts	(25)		(141)
Gas | Commodity contract
Derivative - Asset
Gross derivative instruments presented on the balance sheet	73		88
Amounts available for offset	(61)	[1]	(83)	[1]
Net amounts	12		5
Derivative - Liability
Gross derivative instruments presented on the balance sheet	(72)		(106)
Amounts available for offset	61	[1]	83	[1]
Net amounts	(11)		(23)
Derivative Financial Instruments Held for Trading | Foreign Exchange
Derivative - Asset
Gross derivative instruments presented on the balance sheet	0	[2],[3]	1	[2],[3]
Derivative - Liability
Gross derivative instruments presented on the balance sheet	(12)	[2],[3]	(2)	[2],[3]
Derivative Financial Instruments Held for Trading | Interest
Derivative - Asset
Gross derivative instruments presented on the balance sheet	8	[2],[3]	14	[2],[3]
Derivative - Liability
Gross derivative instruments presented on the balance sheet	(7)	[2],[3]	(14)	[2],[3]
Derivative Financial Instruments Held for Trading | Power | Commodity contract
Derivative - Asset
Gross derivative instruments presented on the balance sheet	265	[2],[3]	139	[2],[3]
Derivative - Liability
Gross derivative instruments presented on the balance sheet	(280)	[2],[3]	(176)	[2],[3]
Derivative Financial Instruments Held for Trading | Gas | Commodity contract
Derivative - Asset
Gross derivative instruments presented on the balance sheet	73	[2],[3]	88	[2],[3]
Derivative - Liability
Gross derivative instruments presented on the balance sheet	(72)	[2],[3]	(104)	[2],[3]

[1]	Amounts available for offset do not include cash collateral pledged or received.
[2]	All derivative instruments held for trading have been entered into for risk management purposes and are subject to the Company’s risk management strategies, policies and limits. These include derivatives that have not been designated as hedges or do not qualify for hedge accounting treatment but have been entered into as economic hedges to manage the Company’s exposures to market risk.
[3]	Fair value equals carrying value.